Advances for Vessels and Drillships under Construction and Acquisitions (Tables)	6 Months Ended
Jun. 30, 2013
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Advances For Vessels And Rigs Under Construction And Acquisition

June 30, 2013
Balance at December 31, 2012	$1,201,807
Advances for vessels/drillships under construction and related costs	249,836
Vessels impairment charge	(43,490)
Vessels delivered	(310,047)
Balance at June 30, 2013	$1,098,106